SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - $ / shares	1 Months Ended
	Apr. 30, 2021	Apr. 15, 2021
Securityholders of SharpLink [Member]
Subsequent Event [Line Items]
Ownership percentage		86.00%
Inclusive of a stock option pool [Member]
Subsequent Event [Line Items]
Ownership percentage		10.00%
Chief Executive Officer [Member]
Subsequent Event [Line Items]
Warrants	116,667
Exercise price per share	$ 1.321
Vesting period of warrants	6 months
Warrant term	3 years
Chief Executive Officer [Member] | Zero-exercise price [Member]
Subsequent Event [Line Items]
Warrants	50,000
Warrant term	3 years
Chief Financial Officer [Member] | Zero-exercise price [Member]
Subsequent Event [Line Items]
Warrants	50,000
Vesting period of warrants	5 years
Warrant term	5 years